Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Value Strategies Portfolio

March 31, 2021

VIPVS-QTLY-0521
1.799889.117

Schedule of Investments March 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value
COMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 0.5%
Liberty Global PLC Class C (a)	136,300	$3,481,102
Media - 2.1%
Interpublic Group of Companies, Inc.	264,600	7,726,320
Nexstar Broadcasting Group, Inc. Class A	38,900	5,462,727
		13,189,047

TOTAL COMMUNICATION SERVICES		16,670,149

CONSUMER DISCRETIONARY - 12.0%
Auto Components - 0.6%
Adient PLC (a)	78,900	3,487,380
Distributors - 1.2%
LKQ Corp. (a)	174,400	7,382,352
Diversified Consumer Services - 0.5%
Laureate Education, Inc. Class A (a)	238,800	3,245,292
Hotels, Restaurants & Leisure - 1.6%
Caesars Entertainment, Inc. (a)	112,600	9,846,870
Household Durables - 2.2%
Mohawk Industries, Inc. (a)	49,502	9,519,730
Taylor Morrison Home Corp. (a)	144,200	4,442,802
		13,962,532
Internet & Direct Marketing Retail - 2.2%
eBay, Inc.	132,300	8,102,052
Expedia, Inc.	34,100	5,869,292
		13,971,344
Leisure Products - 1.1%
Mattel, Inc. (a)	360,900	7,189,128
Specialty Retail - 0.8%
Sally Beauty Holdings, Inc. (a)	258,500	5,203,605
Textiles, Apparel & Luxury Goods - 1.8%
Tapestry, Inc.	273,095	11,254,245

TOTAL CONSUMER DISCRETIONARY		75,542,748

CONSUMER STAPLES - 5.1%
Food & Staples Retailing - 1.0%
BJ's Wholesale Club Holdings, Inc. (a)	144,500	6,482,270
Food Products - 1.1%
Darling Ingredients, Inc. (a)	94,563	6,957,946
Household Products - 2.0%
Energizer Holdings, Inc. (b)	129,500	6,146,070
Spectrum Brands Holdings, Inc.	72,000	6,120,000
		12,266,070
Tobacco - 1.0%
Altria Group, Inc.	122,100	6,246,636

TOTAL CONSUMER STAPLES		31,952,922

ENERGY - 4.6%
Oil, Gas & Consumable Fuels - 4.6%
Canadian Natural Resources Ltd.	314,800	9,731,821
Cheniere Energy, Inc. (a)	116,100	8,360,361
Hess Corp.	126,500	8,951,140
Valero Energy Corp.	31,900	2,284,040
		29,327,362
FINANCIALS - 19.7%
Banks - 3.2%
First Citizens Bancshares, Inc.	8,200	6,853,314
M&T Bank Corp.	48,800	7,398,568
Signature Bank	26,700	6,036,870
		20,288,752
Capital Markets - 3.6%
Ameriprise Financial, Inc.	44,100	10,251,045
Lazard Ltd. Class A	126,314	5,495,922
LPL Financial	51,100	7,264,376
		23,011,343
Consumer Finance - 5.4%
Capital One Financial Corp.	80,500	10,242,015
OneMain Holdings, Inc.	150,400	8,079,488
SLM Corp.	516,200	9,276,114
Synchrony Financial	168,300	6,843,078
		34,440,695
Diversified Financial Services - 1.0%
Voya Financial, Inc.	97,800	6,223,992
Insurance - 6.5%
American Financial Group, Inc.	57,100	6,515,110
American International Group, Inc.	78,900	3,645,969
Arch Capital Group Ltd. (a)	188,100	7,217,397
Assurant, Inc.	56,300	7,981,651
Fairfax Financial Holdings Ltd. (sub. vtg.)	7,300	3,186,453
Reinsurance Group of America, Inc.	40,900	5,155,445
The Travelers Companies, Inc.	47,300	7,113,920
		40,815,945

TOTAL FINANCIALS		124,780,727

HEALTH CARE - 7.3%
Health Care Equipment & Supplies - 1.0%
Hologic, Inc. (a)	88,100	6,552,878
Health Care Providers & Services - 5.3%
Centene Corp. (a)	134,400	8,589,504
Cigna Corp.	61,900	14,963,705
Laboratory Corp. of America Holdings (a)	38,100	9,716,643
		33,269,852
Pharmaceuticals - 1.0%
Jazz Pharmaceuticals PLC (a)	37,100	6,098,127

TOTAL HEALTH CARE		45,920,857

INDUSTRIALS - 17.7%
Air Freight & Logistics - 0.6%
FedEx Corp.	13,000	3,692,520
Building Products - 2.2%
Builders FirstSource, Inc. (a)	170,000	7,882,900
Jeld-Wen Holding, Inc. (a)	218,000	6,036,420
		13,919,320
Commercial Services & Supplies - 1.2%
The Brink's Co.	93,200	7,384,236
Construction & Engineering - 3.6%
AECOM (a)	118,400	7,590,624
Fluor Corp.	349,000	8,058,410
Willscot Mobile Mini Holdings (a)	249,500	6,923,625
		22,572,659
Machinery - 1.0%
Allison Transmission Holdings, Inc.	163,900	6,692,037
Marine - 0.7%
Kirby Corp. (a)	71,700	4,322,076
Professional Services - 4.1%
ASGN, Inc. (a)	57,500	5,487,800
Manpower, Inc.	66,200	6,547,180
Nielsen Holdings PLC	361,200	9,084,180
Science Applications International Corp.	57,700	4,823,143
		25,942,303
Road & Rail - 1.7%
Ryder System, Inc.	69,200	5,234,980
TFI International, Inc. (Canada)	72,200	5,411,984
		10,646,964
Trading Companies & Distributors - 2.6%
Beacon Roofing Supply, Inc. (a)	148,900	7,790,448
Univar, Inc. (a)	399,300	8,600,922
		16,391,370

TOTAL INDUSTRIALS		111,563,485

INFORMATION TECHNOLOGY - 4.5%
Electronic Equipment & Components - 1.1%
Flex Ltd. (a)	374,692	6,860,611
IT Services - 1.7%
DXC Technology Co.	206,600	6,458,316
Unisys Corp. (a)	173,377	4,407,243
		10,865,559
Software - 1.7%
NortonLifeLock, Inc.	142,300	3,025,298
SS&C Technologies Holdings, Inc.	109,600	7,657,752
		10,683,050

TOTAL INFORMATION TECHNOLOGY		28,409,220

MATERIALS - 7.4%
Chemicals - 4.8%
Axalta Coating Systems Ltd. (a)	179,900	5,321,442
Olin Corp.	285,001	10,821,488
Tronox Holdings PLC	465,200	8,513,160
W.R. Grace & Co.	98,800	5,914,168
		30,570,258
Construction Materials - 0.8%
Eagle Materials, Inc.	39,900	5,362,959
Containers & Packaging - 1.8%
Crown Holdings, Inc.	63,100	6,123,224
O-I Glass, Inc.	337,900	4,980,646
		11,103,870

TOTAL MATERIALS		47,037,087

REAL ESTATE - 8.8%
Equity Real Estate Investment Trusts (REITs) - 6.8%
American Tower Corp.	37,000	8,845,220
CubeSmart	302,900	11,458,707
Douglas Emmett, Inc.	230,300	7,231,420
Equinix, Inc.	10,800	7,339,572
Equity Lifestyle Properties, Inc.	126,500	8,050,460
		42,925,379
Real Estate Management & Development - 2.0%
Cushman & Wakefield PLC (a)	771,500	12,590,880

TOTAL REAL ESTATE		55,516,259

UTILITIES - 7.5%
Electric Utilities - 2.6%
Edison International	142,200	8,332,920
PG&E Corp. (a)	718,600	8,414,806
		16,747,726
Gas Utilities - 0.7%
Spire, Inc.	57,700	4,263,453
Independent Power and Renewable Electricity Producers - 2.8%
The AES Corp.	423,800	11,362,078
Vistra Corp.	367,200	6,492,096
		17,854,174
Multi-Utilities - 1.4%
CenterPoint Energy, Inc.	381,400	8,638,710

TOTAL UTILITIES		47,504,063

TOTAL COMMON STOCKS
(Cost $454,504,047)		614,224,879

Money Market Funds - 3.5%
Fidelity Cash Central Fund 0.06% (c)	21,689,450	21,693,788
Fidelity Securities Lending Cash Central Fund 0.06% (c)(d)	222,770	222,792
TOTAL MONEY MARKET FUNDS
(Cost $21,916,580)		21,916,580
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $476,420,627)		636,141,459
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(4,218,345)
NET ASSETS - 100%		$631,923,114

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,979
Fidelity Securities Lending Cash Central Fund	331
Total	$2,310

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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